CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ZAR (R) R in Millions		Total		Issued capital	Retained earnings
Begining balance at Jun. 30, 2023		R 6,274.1		R 6,187.9	R 86.2
Total comprehensive income
Profit for the year		1,328.7	[1]		1,328.7
Other comprehensive income		11.7			11.7
Total comprehensive income		1,340.4			1,340.4
Contributions and distributions
Treasury shares disposed	[2]	0.0		4.3	(4.3)
Dividend on ordinary shares		(731.7)			(731.7)
Equity-settled share-based payment expense		26.4			26.4
Equity-settled share-based payment income tax impact on equity		(20.5)			(20.5)
Equity-settled share-based payment vesting impact on equity		0.7			0.7
Total increase (decrease) in equity		(725.1)		4.3	(729.4)
Ending balance at Jun. 30, 2024		6,889.4		6,192.2	697.2
Total comprehensive income
Profit for the year		2,242.7	[1]		2,242.7
Other comprehensive income		139.1			139.1
Total comprehensive income		2,381.8			2,381.8
Contributions and distributions
Treasury shares disposed	[2]	0.0		5.1	(5.1)
Dividend on ordinary shares		(431.0)			(431.0)
Equity-settled share-based payment expense		30.1
Equity-settled share-based payment income tax impact on equity		12.7			12.7
Equity-settled share-based payment vesting impact on equity		1.0			1.0
Total increase (decrease) in equity		(387.2)		5.1	(392.3)
Transactions with non-controlling interest
Loss attributable to NCI		(1.0)			(1.0)
Ending balance at Jun. 30, 2025		8,883.0		6,197.3	2,685.7
Total comprehensive income
Profit for the year		4,255.5	[1]		4,255.5
Other comprehensive income		242.2			242.2
Total comprehensive income		4,497.7			4,497.7
Contributions and distributions
Treasury shares disposed	[2]	0.0		11.6	(11.6)
Shares issued for the grant/vesting of the equity-settled share-based payment (in shares)	[3]	0.0		101.6	(101.6)
Dividend on ordinary shares		(779.3)			(779.3)
Equity-settled share-based payment expense		41.7			41.7
Equity-settled share-based payment income tax impact on equity		(11.9)			(11.9)
Equity-settled share-based payment vesting impact on equity		(1.1)			(1.1)
Shareholder contribution – Acquisition of Kloof 2 dump		117.4			117.4
Total increase (decrease) in equity		(633.2)		113.2	(746.4)
Ending balance at Jun. 30, 2026		R 12,747.5		R 6,310.5	R 6,437.0

[1]	2025: Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss,
R1.0 million is attributable to non-controlling interest (“NCI”).

[2]	[1]Treasury shares disposed of for the vesting of the equity-settled share-based payment.
[3]	[2]Share issue on 27 August 2025 relating to the DSP grant of R47.4 million and share issue on 20 October 2025 relating to the ELTI vesting of R54.2 million.